Net fee and commission income	6 Months Ended
Jun. 30, 2024
Fee and commission income (expense) [abstract]
Net fee and commission income
14 Net fee and commission income

Net fee and commission income
in EUR million	30 June 2024	30 June 2023
Fee and commission income
Payment Services	1,072	990
Securities business	395	314
Insurance and other broking	287	262
Portfolio management	339	311
Lending business	313	328
Financial guarantees and other commitments	231	229
Other	120	121
Total fee and commission income	2,757	2,554

Fee and commission expenses
Payment Services	365	329
Securities business	75	70
Distribution of products	226	251
Other	94	97
Total fee and commission expenses	760	747

Net fee and commission income	1,998	1,807
Reference is made to Note 19 'Segments' which includes net fee and commission income, as reported to the Executive Board and the Management Board Banking, disaggregated by line of business and by geographical segment.